Equity method investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following summarizes the total assets and liabilities related to our variable interest in Carl Zeiss SMT Holding GmbH & Co. KG as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2020. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG, right-of-use assets and prepayments provided to the equity method investment.

	2020	2020	Maximum exposure to loss
Year ended December 31 (€, in millions)	Assets	Liabilities
EUV Agreements	319.3	—	319.3
DUV Agreements	33.2	—	33.2
High-NA Agreement	784.0	(4.0)	784.0
Investment agreement for 24.9% equity	820.7	—	820.7

Classification of funding to Carl Zeiss SMT GmbH
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

Year ended December 31 (€, in millions)	2018	2019	2020
Capital expenditures	191.8	184.1	203.7
R&D costs	74.8	94.2	96.1
Supply chain investments	8.5	4.5	17.7
Total support provided	275.1	282.8	317.5
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

Year ended December 31 (€, in millions)	2018	2019	2020
Capital expenditures	191.8	184.1	203.7
R&D costs	74.8	94.2	96.1
Supply chain investments	8.5	4.5	17.7
Total support provided	275.1	282.8	317.5